Property and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
12.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of:

	December 31,
	2015	2016

Technology infrastructure	$10,638,276	$10,344,659
Computer equipment	2,163,506	2,123,332
Furniture, fixtures and equipment	3,800,591	3,799,154
Motor vehicle	875,729	1,040,999
Leasehold improvements	4,931,813	4,751,864
	22,409,915	22,060,008
Less: accumulated depreciation	(16,620,381)	(14,661,875)
	$5,789,534	$7,398,133

Depreciation expense for the years ended December 31, 2014, 2015 and 2016 were $1,524,655, $1,364,048 and $1,922,818, respectively.